Income Taxes - Schedule of Reconciliation Effective Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit at statutory income tax rate	$ (1,168)	$ (902)	$ (508)	$ (743)	$ 40	$ (794)
Nondeductible expenses					15	20
State income tax (net of federal tax benefit)	(5)	54	104	131	53	105
Other	2	1	7	7		6
Income tax benefit	$ (1,171)	$ (847)	$ (397)	$ (605)	$ 108	$ (663)
Provision for taxes at U.S. statutory marginal income tax rate			34.00%		34.00%	34.00%
Nondeductible expenses					12.40%	(0.80%)
State tax (net of federal benefit)					44.40%	(4.50%)
Other						(0.30%)
Income tax expense (benefit)					90.80%	28.40%